SUBSEQUENT EVENTS (Details) - $ / shares		12 Months Ended
	Feb. 08, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)		$ 0.08	$ 0.28	$ 0.94
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared per share (in dollars per share)	$ 0.02
Dividend declared date	Feb. 08, 2018
Dividend payment date	Mar. 13, 2018